BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 3.4%
Interactive Media & Services - 0.8%
Meta Platforms Inc., Class A Shares	8,200	$1,322,250	*

Media - 2.6%
Comcast Corp., Class A Shares	87,396	3,429,419
Fox Corp., Class A Shares	8,490	273,038
Interpublic Group of Cos. Inc.	5,627	154,911
Nexstar Media Group Inc., Class A Shares	595	96,914
Omnicom Group Inc.	5,231	332,744

Total Media		4,287,026

TOTAL COMMUNICATION SERVICES		5,609,276

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.2%
BorgWarner Inc.	3,890	129,809
Lear Corp.	1,086	136,717

Total Auto Components		266,526

Automobiles - 0.7%
Ford Motor Co.	95,161	1,059,142

Distributors - 0.2%
LKQ Corp.	7,569	371,562

Diversified Consumer Services - 0.2%
Service Corp. International	4,310	297,907

Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.	1,126	56,019
Darden Restaurants Inc.	1,151	130,201

Total Hotels, Restaurants & Leisure		186,220

Household Durables - 1.2%
DR Horton Inc.	9,181	607,690
Lennar Corp., Class A Shares	6,778	478,324
Newell Brands Inc.	6,700	127,568
NVR Inc.	74	296,306	*
PulteGroup Inc.	6,713	266,036
Whirlpool Corp.	1,464	226,730

Total Household Durables		2,002,654

Leisure Products - 0.1%
Brunswick Corp.	1,777	116,180
Polaris Inc.	900	89,352

Total Leisure Products		205,532

Multiline Retail - 0.0%††
Macy’s Inc.	2,962	54,264

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialty Retail - 2.6%
AutoNation Inc.	2,090	$233,579	*
AutoZone Inc.	378	812,367	*
Lowe’s Cos. Inc.	18,115	3,164,147
Penske Automotive Group Inc.	1,464	153,266

Total Specialty Retail		4,363,359

Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd.	2,781	114,049	*
Ralph Lauren Corp.	719	64,458
Skechers U.S.A. Inc., Class A Shares	2,238	79,628	*
Tapestry Inc.	4,073	124,308

Total Textiles, Apparel & Luxury Goods		382,443

TOTAL CONSUMER DISCRETIONARY		9,189,609

CONSUMER STAPLES - 6.6%
Beverages - 0.1%
Molson Coors Beverage Co., Class B Shares	3,247	176,994

Food & Staples Retailing - 0.9%
BJ’s Wholesale Club Holdings Inc.	2,633	164,089	*
Kroger Co.	14,182	671,234
Walgreens Boots Alliance Inc.	16,585	628,571

Total Food & Staples Retailing		1,463,894

Food Products - 3.0%
Archer-Daniels-Midland Co.	13,804	1,071,191
Bunge Ltd.	3,454	313,243
Campbell Soup Co.	3,047	146,408
Conagra Brands Inc.	7,743	265,120
Darling Ingredients Inc.	2,599	155,420	*
General Mills Inc.	11,567	872,730
Ingredion Inc.	400	35,264
JM Smucker Co.	2,090	267,541
Kellogg Co.	6,170	440,168
Kraft Heinz Co.	23,528	897,358
Tyson Foods Inc., Class A Shares	5,627	484,260

Total Food Products		4,948,703

Tobacco - 2.6%
Altria Group Inc.	35,243	1,472,100
Philip Morris International Inc.	29,764	2,938,897

Total Tobacco		4,410,997

TOTAL CONSUMER STAPLES		11,000,588

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
APA Corp.	6,548	$228,525
Chevron Corp.	12,687	1,836,824
EOG Resources Inc.	14,413	1,591,772
Exxon Mobil Corp.	80,683	6,909,692
Kinder Morgan Inc.	43,255	724,954
Marathon Oil Corp.	13,952	313,641
ONEOK Inc.	8,012	444,666
Ovintiv Inc.	4,623	204,290
Valero Energy Corp.	7,799	828,878

TOTAL ENERGY		13,083,242

FINANCIALS - 22.1%
Banks - 10.2%
Bank of America Corp.	161,505	5,027,651
Comerica Inc.	2,633	193,210
Commerce Bancshares Inc.	2,312	151,783
Cullen/Frost Bankers Inc.	921	107,250
East-West Bancorp Inc.	2,781	180,209
Fifth Third Bancorp	13,804	463,814
First Horizon Corp.	7,811	170,748
JPMorgan Chase & Co.	52,714	5,936,124
KeyCorp	18,805	324,010
Pinnacle Financial Partners Inc.	608	43,964
PNC Financial Services Group Inc.	8,177	1,290,085
Prosperity Bancshares Inc.	1,500	102,405
Regions Financial Corp.	18,492	346,725
Synovus Financial Corp.	1,234	44,486
Truist Financial Corp.	25,518	1,210,319
US Bancorp	28,530	1,312,951
Zions Bancorp NA	3,011	153,260

Total Banks		17,058,994

Capital Markets - 3.2%
Ameriprise Financial Inc.	2,238	531,928
Bank of New York Mellon Corp.	17,193	717,120
Goldman Sachs Group Inc.	6,548	1,944,887
Jefferies Financial Group Inc.	5,166	142,685
Morgan Stanley	18,805	1,430,308
Northern Trust Corp.	3,932	379,359
SEI Investments Co.	2,946	159,143

Total Capital Markets		5,305,430

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 1.8%
Ally Financial Inc.	7,256	$243,149
American Express Co.	14,725	2,041,179
Credit Acceptance Corp.	313	148,177	*
Discover Financial Services	5,627	532,202

Total Consumer Finance		2,964,707

Diversified Financial Services - 0.2%
Equitable Holdings Inc.	8,555	223,029
Voya Financial Inc.	2,468	146,920

Total Diversified Financial Services		369,949

Insurance - 6.7%
Aflac Inc.	13,491	746,457
Allstate Corp.	5,857	742,258
American Financial Group Inc.	1,629	226,121
Arch Capital Group Ltd.	7,799	354,776	*
Assurant Inc.	1,086	187,715
Chubb Ltd.	8,721	1,714,374
Cincinnati Financial Corp.	3,159	375,858
Everest Re Group Ltd.	856	239,920
Fidelity National Financial Inc.	5,479	202,504
First American Financial Corp.	2,090	110,603
Globe Life Inc.	1,777	173,204
Hartford Financial Services Group Inc.	7,026	459,711
Lincoln National Corp.	3,767	176,183
Loews Corp.	5,001	296,359
Markel Corp.	230	297,447	*
MetLife Inc.	17,259	1,083,693
Old Republic International Corp.	3,997	89,373
Principal Financial Group Inc.	5,166	345,037
Prudential Financial Inc.	7,634	730,421
Reinsurance Group of America Inc.	1,149	134,766
RenaissanceRe Holdings Ltd.	856	133,853
Travelers Cos. Inc.	8,868	1,499,845
Unum Group	3,200	108,864
Willis Towers Watson PLC	2,468	487,159
WR Berkley Corp.	5,042	344,167

Total Insurance		11,260,668

TOTAL FINANCIALS		36,959,748

HEALTH CARE - 19.9%
Biotechnology - 5.7%
AbbVie Inc.	31,688	4,853,334

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Amgen Inc.	8,627	$2,098,949
Gilead Sciences Inc.	22,525	1,392,270
Regeneron Pharmaceuticals Inc.	2,090	1,235,462	*

Total Biotechnology		9,580,015

Health Care Equipment & Supplies - 0.2%
Hologic Inc.	4,475	310,118	*

Health Care Providers & Services - 7.8%
AmerisourceBergen Corp.	5,001	707,542
Cardinal Health Inc.	4,443	232,236
Centene Corp.	10,480	886,713	*
Cigna Corp.	6,548	1,725,529
CVS Health Corp.	23,906	2,215,130
DaVita Inc.	2,946	235,562	*
Elevance Health Inc.	6,235	3,008,886
HCA Healthcare Inc.	8,490	1,426,829
Henry Schein Inc.	2,781	213,414	*
Laboratory Corp. of America Holdings	2,403	563,167
McKesson Corp.	3,767	1,228,833
Quest Diagnostics Inc.	3,489	463,967
Universal Health Services Inc., Class B Shares	1,925	193,867

Total Health Care Providers & Services		13,101,675

Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	34,425	2,650,725
Merck & Co. Inc.	48,321	4,405,425
Pfizer Inc.	61,525	3,225,756

Total Pharmaceuticals		10,281,906

TOTAL HEALTH CARE		33,273,714

INDUSTRIALS - 9.8%
Aerospace & Defense - 3.9%
General Dynamics Corp.	7,091	1,568,884
Huntington Ingalls Industries Inc.	856	186,454
L3Harris Technologies Inc.	3,767	910,484
Lockheed Martin Corp.	4,853	2,086,596
Northrop Grumman Corp.	3,011	1,440,974
Textron Inc.	5,627	343,641

Total Aerospace & Defense		6,537,033

Air Freight & Logistics - 2.3%
CH Robinson Worldwide Inc.	2,403	243,592
Expeditors International of Washington Inc.	3,011	293,452

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Air Freight & Logistics - (continued)
FedEx Corp.	4,200	$952,182
United Parcel Service Inc., Class B Shares	13,096	2,390,544

Total Air Freight & Logistics		3,879,770

Building Products - 0.4%
Builders FirstSource Inc.	2,800	150,360	*
Masco Corp.	6,548	331,329
Owens Corning	2,633	195,658

Total Building Products		677,347

Electrical Equipment - 0.1%
Sensata Technologies Holding PLC	2,781	114,883

Machinery - 2.4%
AGCO Corp.	1,132	111,728
Cummins Inc.	2,300	445,119
Deere & Co.	5,857	1,753,996
Dover Corp.	2,300	279,036
Oshkosh Corp.	1,086	89,204
PACCAR Inc.	5,609	461,845
Parker-Hannifin Corp.	2,468	607,252
Snap-on Inc.	1,399	275,645

Total Machinery		4,023,825

Professional Services - 0.2%
CACI International Inc., Class A Shares	400	112,712	*
Leidos Holdings Inc.	2,198	221,360
Robert Half International Inc.	800	59,912

Total Professional Services		393,984

Road & Rail - 0.3%
AMERCO	543	259,679
Knight-Swift Transportation Holdings Inc.	3,159	146,230

Total Road & Rail		405,909

Trading Companies & Distributors - 0.2%
United Rentals Inc.	1,399	339,831	*

TOTAL INDUSTRIALS		16,372,582

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.1%
Cisco Systems Inc.	80,453	3,430,516

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics Inc.	1,777	199,184	*
Jabil Inc.	3,702	189,579

Total Electronic Equipment, Instruments & Components		388,763

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
IT Services - 2.2%
DXC Technology Co.	3,738	$113,299	*
Fiserv Inc.	10,455	930,181	*
Genpact Ltd.	4,623	195,830
International Business Machines Corp.	16,125	2,276,689
Western Union Co.	6,200	102,114

Total IT Services		3,618,113

Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials Inc.	6,000	545,880
First Solar Inc.	2,090	142,392	*
KLA Corp.	1,629	519,781
Lam Research Corp.	900	383,535
Micron Technology Inc.	18,037	997,086
QUALCOMM Inc.	18,062	2,307,240
Teradyne Inc.	2,595	232,382

Total Semiconductors & Semiconductor Equipment		5,128,296

Software - 3.1%
NortonLifeLock Inc.	10,102	221,840
Oracle Corp.	71,997	5,030,430

Total Software		5,252,270

Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies Inc., Class C Shares	4,294	198,426
Hewlett Packard Enterprise Co.	31,754	421,058
HP Inc.	31,688	1,038,732
NetApp Inc.	2,403	156,772

Total Technology Hardware, Storage & Peripherals		1,814,988

TOTAL INFORMATION TECHNOLOGY		19,632,946

MATERIALS - 4.9%
Chemicals - 1.9%
Celanese Corp.	3,011	354,124
Chemours Co.	1,100	35,222
Dow Inc.	11,799	608,946
DuPont de Nemours Inc.	9,329	518,506
Eastman Chemical Co.	3,489	313,207
FMC Corp.	2,403	257,145
Huntsman Corp.	2,154	61,066
LyondellBasell Industries NV, Class A Shares	5,286	462,314
Mosaic Co.	9,494	448,402
Olin Corp.	2,448	113,293

Total Chemicals		3,172,225

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Containers & Packaging - 1.1%
Amcor PLC	38,632	$480,196
Berry Global Group Inc.	2,090	114,198	*
Crown Holdings Inc.	3,489	321,581
International Paper Co.	6,015	251,607
Packaging Corp. of America	2,238	307,725
Sealed Air Corp.	3,767	217,431
Westrock Co.	4,181	166,571

Total Containers & Packaging		1,859,309

Metals & Mining - 1.9%
Alcoa Corp.	3,000	136,740
Freeport-McMoRan Inc.	23,404	684,801
Newmont Corp.	14,347	856,086
Nucor Corp.	7,569	790,279
Reliance Steel & Aluminum Co.	1,464	248,675
Steel Dynamics Inc.	5,166	341,731
United States Steel Corp.	1,800	32,238

Total Metals & Mining		3,090,550

TOTAL MATERIALS		8,122,084

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
CBRE Group Inc., Class A Shares	3,388	249,391	*
Jones Lang LaSalle Inc.	1,234	215,777	*

TOTAL REAL ESTATE		465,168

UTILITIES - 5.4%
Electric Utilities - 4.0%
Alliant Energy Corp.	4,688	274,764
Duke Energy Corp.	12,377	1,326,938
Edison International	6,778	428,641
Entergy Corp.	3,767	424,315
Evergy Inc.	4,310	281,227
Eversource Energy	6,170	521,180
Exelon Corp.	24,054	1,090,127
NRG Energy Inc.	4,310	164,513
OGE Energy Corp.	3,253	125,436
Pinnacle West Capital Corp.	1,868	136,588
PPL Corp.	13,491	366,011
Southern Co.	20,352	1,451,301

Total Electric Utilities		6,591,041

Gas Utilities - 0.1%
National Fuel Gas Co.	1,500	99,075

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	8,555	$195,482

Multi-Utilities - 1.2%
Dominion Energy Inc.	15,434	1,231,787
Public Service Enterprise Group Inc.	13,096	828,715

Total Multi-Utilities		2,060,502

TOTAL UTILITIES		8,946,100

TOTAL COMMON STOCKS (Cost - $136,310,812)		162,655,057

INVESTMENTS IN UNDERLYING FUNDS - 0.8%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $1,457,104)	9,554	1,385,043

TOTAL INVESTMENTS - 98.3% (Cost - $137,767,916)		164,040,100
Other Assets in Excess of Liabilities - 1.7%		2,833,637

TOTAL NET ASSETS - 100.0%		$166,873,737

††	Represents less than 0.1%.

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$162,655,057	—	—	$162,655,057
Investments in Underlying Funds	1,385,043	—	—	1,385,043

Total Investments	$164,040,100	—	—	$164,040,100

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2022. The following transactions were effected in such company for the period ended June 30, 2022.

	Affiliate Value at September 30, 2021	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,071,684	$43,746,325	43,746,325	$44,818,009	44,818,009	—	$2,633	—	—

12